Metals Investigations - Additional Information (Detail) $ in Millions	9 Months Ended
Jul. 31, 2020 USD ($)
Provision For Penalties As Per Order Of Commodities And Futures Trading Commission [Member] | Department Of Justice [Member]
Disclosure of metals business [line items]
Provisions for fine and penalties	$ 127.5